COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]	NOTE 7. COMMITMENTS AND CONTINGENCIES Legal To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.

NOTE 9.   COMMITMENTS AND CONTINGENCIES

Operating Leases

We entered into a month-to-month lease agreement for corporate office space in July 2013, to lease 2,000 square feet for an annual rate of $12,000, paid monthly. This lease was terminated effective April 1, 2014. On April 2, 2014, we entered into a three-year lease agreement for 3,000 square feet for our corporate offices, which was canceled without penalty, effective November 1, 2014.  We entered into a three-year agreement effective April 21, 2014, for a 1,800 square foot warehouse supply and distribution facility, through April 30, 2017.

Lease expense was approximately $3,192 and $9,150 for the years ended December 31, 2015 and 2014, respectively.  The future obligations under the warehouse lease are approximately $13,200 for 2016, and $4,500 for 2017.

DB Option Agreement

On November 4, 2015, we entered into an agreement (the “DB Option Agreement”) with Infinity Capital, a related party.  Pursuant to the DB Option Agreement, Infinity Capital granted us a six month option to purchase all of its interest in DB Products Arizona, LLC (“DB”) at Infinity Capital’s actual cost, plus $1.00, or $600,001. The interests for which the option has been granted are Infinity Capital’s 50% equity interest in the membership interests of DB, and any outstanding unpaid principal and interest owed on promissory note(s) issued by DB in favor of Infinity Capital for up to $600,000.  DB is involved in the production and distribution of Dixie Brands, Inc.’s full line of medical cannabis Dixie Elixirs and Edible products in Arizona.  DB expects to begin sales in 2016. We have no obligation to exercise the option.

Legal

To the best of our knowledge and belief, no legal proceedings of merit are currently pending or threatened.